Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets [abstract]
Schedule of Changes in Intangible Assets
7 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	907	918	958	868	52	53	1,916	1,839
Additions		17	50	94		–	50	111
Capitalised expenses			115	285			115	285
Amortisation			–120	–235	–1	–2	–121	–237
Impairments[1]	–310		–3	–61	–15	–0	–328	–61
Exchange rate differences	–35	–28	–5	–	–0	–0	–40	–28
Disposals			–8	–1		–0	–8	–1
Changes in the composition of the groupand other changes			2	8	–	1	2	9
Closing balance	562	907	989	958	35	52	1,586	1,916

Gross carrying amount	872	907	2,738	2,608	60	61	3,670	3,575
Accumulated amortisation			–1,737	–1,641	–8	–7	–1,745	–1,648
Accumulated impairments	–310		–11	–9	–17	–2	–338	–11
Net carrying value	562	907	989	958	35	52	1,586	1,916

1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Schedule of Goodwill Allocation to Group of CGUs
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGUs				30 June 2020	31 December 2019
Retail Netherlands	Values in use	8.46%	0.00%	30	30
Retail Belgium	Values in use	9.54%	0.00%		50
Retail Germany	Values in use	8.43%	0.00%	349	349
Retail Growth Markets[1]	Values in use	13.59%	3.61%	182	209
Wholesale Banking[1]	Values in use	9.38%	0.85%		268
				562	907

1Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 182 million to Retail Growth Markets and EUR 0 million to Wholesale Banking (31 December 2019: EUR 209 million to Retail Growth Markets and EUR 61 million to Wholesale Banking).